Fees and Expenses - Nuveen Short Duration and Impact Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 90 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

Expenses Restated to Reflect Current [Text]	Restated to reflect estimates for the current fiscal year.
Annual Fund Operating Expenses [Table]
	Class A	Class I	Premier Class	Class R6	Retirement Class
Management fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) fees	0.25%	–	0.15%	–	–
Other expenses[1]	0.26%	0.23%	0.20%	0.19%	0.44%
Total annual Fund operating expenses	0.81%	0.53%	0.65%	0.49%	0.74%
Waivers and expense reimbursements[2]	(0.15)%	(0.15)%	(0.16)%	(0.15)%	(0.15)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.38%	0.49%	0.34%	0.59%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2028, unless changed with approval of the Board of Trustees. Nuveen Fund Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

Expense Example Narrative [Text Block]

The following hereby replaces in its entirety the table in the “Example” sub-section of the “Fees and expenses” section on page 90 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

Expense Example, With Redemption [Table]
	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$ 316	$ 39	$ 50	$ 35	$ 60
3 years	$ 472	$139	$175	$126	$206
5 years	$ 659	$266	$330	$243	$381
10 years	$1,199	$635	$779	$586	$889